SEGMENTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS

NOTE 13 – SEGMENTS

In 2022, the Company operated in two reportable business segments, Healthcare and Motor Controller. Before 2022, the Company had one reportable business segment, Motor Controller. The Company’s reportable segments are strategic business units that offer different products. They are managed separately based on the fundamental differences in their operations. Information with respect to these reportable business segments is as the following:

For the year ended December 31, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$152,432	$111,683	$40,749	$(141,444)	$-	$59,720
Motor controller	43,301	31,222	12,079	(137,281)	5,470	14,982
Segment Totals	$195,733	$142,905	$52,828	(278,725)	$5,470	74,702
Other Loss, net				(1,792)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(280,517)
Total Assets						$74,702

For the year ended December 31, 2021

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$-	$-	$-	$-	$-	$-
Motor controller	37,065	25,107	11,958	(118,749)	8,654	78,467
Segment Totals	$37,065	$25,107	$11,958	(118,749)	$8,654	78,467
Other Loss, net				(506)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(119,255)
Total Assets						$78,467